Description of Business and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Consolidation
Consolidation
The method of accounting applied to investments, whether consolidated, or equity, involves an evaluation of all significant terms of the investments that explicitly grant or suggest evidence of control or influence over the operations of the investee. The consolidated financial statements include our controlled subsidiaries, as well as variable interest entities (VIE) where we are deemed to be the primary beneficiary. For controlled subsidiaries that are not wholly-owned, the noncontrolling interests are included in Net income and Total equity. Investments in businesses that we do not control, but have the ability to exercise significant influence over operating and financial policies, are accounted for using the equity method. Equity method investments are included in Investments in unconsolidated businesses in our consolidated balance sheets. All significant intercompany accounts and transactions have been eliminated.

Basis of Presentation	Basis of Presentation We have reclassified certain prior year amounts to conform to the current year presentation, including impacts for changes in our reportable segments.
Use of Estimates
Use of Estimates
We prepare our financial statements using U.S. generally accepted accounting principles (GAAP), which requires management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates.

Examples of significant estimates include the allowance for doubtful accounts, the recoverability of property, plant and equipment, the recoverability of intangible assets and other long-lived assets, fair value measurements, including those related to financial instruments, goodwill, spectrum licenses and intangible assets, unrecognized tax benefits, valuation allowances on tax assets, pension and postretirement benefit obligations, contingencies and the identification and valuation of assets acquired and liabilities assumed in connection with business combinations.

Revenue Recognition
Revenue Recognition
We earn revenue from contracts with customers, primarily through the provision of telecommunications and other services and through the sale of wireless equipment. These services include a variety of communication and connectivity services for our Consumer and Business customers including other carriers that use our facilities to provide services to their customers, as well as professional and integrated managed services for our large enterprises and government customers. We account for these revenues under Accounting Standards Update (ASU) 2014-09, "Revenue from Contracts with Customers" (Topic 606), which we adopted on January 1, 2018, using the modified retrospective approach. This standard update, along with related subsequently issued updates, clarifies the principles for recognizing revenue and develops a common revenue standard U.S. GAAP. The standard update also amends current guidance for the recognition of costs to obtain and fulfill contracts with customers such that incremental costs of obtaining and direct costs of fulfilling contracts with customers will be deferred and amortized consistent with the transfer of the related good or service.

We also earn revenues that are not accounted for under Topic 606 from leasing arrangements (such as those for towers and equipment), captive reinsurance arrangements primarily related to wireless device insurance and the interest on equipment financed under a device payment plan agreement when sold to the customer by an authorized agent.

Nature of Products and Services
Telecommunications
Service
We offer wireless services through a variety of plans on a postpaid or prepaid basis. For wireless service, we recognize revenue using an output method, either as the service allowance units are used or as time elapses, because it reflects the pattern by which we satisfy our performance obligation through the transfer of service to the customer. Monthly service is generally billed in advance, which results in a contract liability. See Note 2 for additional information. For postpaid plans, where monthly usage exceeds the allowance, the overage usage represents options held by the customer for incremental services and the usage-based fee is recognized when the customer exercises the option (typically on a month-to-month basis).

For our contracts related to wireline communication and connectivity services, in general, fixed monthly fees for service are billed one month in advance and service revenue is recognized over the enforceable contract term as the service is rendered, as the customer simultaneously receives and consumes the benefits of the services through network access and usage. While substantially all of our wireline service revenue contracts are the result of providing access to our networks, revenue from services that are not fixed in amount and, instead, are based on usage are generally billed in arrears and recognized as the usage occurs.

Equipment
We sell wireless devices and accessories under the Verizon Wireless brand. Equipment revenue is generally recognized when the products are delivered to and accepted by the customer, as this is when control passes to the customer. In addition to offering the sale of equipment on a standalone basis, we have two primary offerings through which customers pay for a wireless device, in connection with a service contract: fixed-term plans and device payment plans.

Under a fixed-term plan, the customer is sold the wireless device without any upfront charge or at a discounted price in exchange for entering into a fixed-term service contract (typically for a term of 24 months or less).

Under a device payment plan, the customer is sold the wireless device in exchange for a non-interest-bearing installment note, which is repaid by the customer, typically over a 24-month term, and concurrently enters into a month-to-month contract for wireless service. We may offer certain promotions that provide billing credits applied over a specified term, contingent upon the customer maintaining service. The credits are included in the transaction price, which are allocated to the performance obligations based on their relative selling price and are recognized when earned.

A financing component exists in both our fixed-term plans and device payment plans because the timing of the payment for the device, which occurs over the contract term, differs from the satisfaction of the performance obligation, which occurs at contract inception upon transfer of device to the customer. We periodically assess, at the contract level, the significance of the financing component inherent in our fixed-term and device payment plan receivable based on qualitative and quantitative considerations related to our customer classes. These considerations include assessing the commercial objective of our plans, the term and duration of financing provided, interest rates prevailing in the marketplace, and credit risks of our customer classes, all of which impact our selection of appropriate discount rates. Based on current facts and circumstances, we determined that the financing component in our existing wireless device payments and fixed-term contracts sold through the direct channel is not significant and therefore is not accounted for separately. See Note 8 for additional information on the interest on equipment financed on a device payment plan agreement when sold to the customer by an authorized agent in our indirect channel.

Contracts
Wireless
For our wireless contracts, total contract revenue, which represents the transaction price for wireless service and wireless equipment, is allocated between service and equipment revenue based on their estimated standalone selling prices. We estimate the standalone selling price of the device or accessory to be its retail price excluding subsidies or conditional purchase discounts. We estimate the standalone selling price of wireless service to be the price that we offer to customers on month-to-month contracts that can be cancelled at any time without penalty (i.e., when there is no fixed-term for service) or when service is procured without the concurrent purchase of a wireless device. In addition, we also assess whether the service term is impacted by certain legally enforceable rights and obligations in our contract with customers, such as penalties that a customer would have to pay to early terminate a fixed-term contract or billing credits that would cease if the month-to-month wireless service is canceled. The assessment of these legally enforceable rights and obligations involves judgment and impacts our determination of the transaction price and related disclosures.

From time to time, we may offer certain promotions that provide our customers on device payment plans with the right to upgrade to a new device after paying a specified portion of their device payment plan agreement amount and trading in their device in good working order. We account for this trade-in right as a guarantee obligation. The full amount of the trade-in right's fair value is recognized as a guarantee liability and results in a reduction to the revenue recognized upon the sale of the device. The guarantee obligation was insignificant at December 31, 2018 and 2017. The total transaction price is reduced by the guarantee obligation, which is accounted for outside the scope of Topic 606, and the remaining transaction price is allocated between the performance obligations within the contract.

Our fixed-term plans generally include the sale of a wireless device at subsidized prices. This results in the creation of a contract asset at the time of sale, which represents the recognition of equipment revenue in excess of amounts billed.

For our device payment plans, billing credits are accounted for as consideration payable to a customer and are included in the determination of total transaction price, resulting in a contract liability.

We may provide a right of return on our products and services for a short time period after a sale. These rights are accounted for as variable consideration when determining the transaction price, and accordingly we recognize revenue based on the estimated amount to which we expect to be entitled after considering expected returns. Returns and credits are estimated at contract inception and updated at the end of each reporting period as additional information becomes available. We also may provide credits or incentives on our products and services for contracts with resellers, which are accounted for as variable consideration when estimating the amount of revenue to recognize. These amounts have not been significant.

Wireline
Total consideration for wireline services that are bundled in a single contract is allocated to each performance obligation based on our standalone selling price for each service. While many contracts include one or more service performance obligations, the revenue recognition pattern is generally not impacted by the allocation since the services are generally satisfied over the same period of time. We estimate the standalone selling price to be the price of the services when sold on a standalone basis without any promotional discount. In addition, we also assess whether the service term is impacted by certain legally enforceable rights and obligations in our contract with customers such as penalties that a customer would have to pay to early terminate a fixed-term contract. The assessment of these legally enforceable rights and obligations involves judgment and impacts our determination of transaction price and related disclosures.

We may provide performance-based credits or incentives on our products and services for contracts with our Business customers, which are accounted for as variable consideration when estimating the transaction price. Credits are estimated at contract inception and are updated at the end of each reporting period as additional information becomes available.

For certain promotions that involve a third-party, we evaluate gross versus net considerations by assessing indicators of control. These offerings have not been significant.

Other
Advertising revenues are generated through display advertising and search advertising. Display advertising revenue is generated by the display of graphical advertisements and other performance-based advertising. Search advertising revenue is generated when a consumer clicks on a text-based advertisement on their screen. Our Media business, Verizon Media Group (Verizon Media), which operated in 2018 under the "Oath" brand until January 2019, primarily earns revenue through display advertising on Verizon Media properties, as well as on third-party properties through our advertising platforms, search advertising and subscription arrangements. We recognize revenue at a point in time for our display and search advertising contracts and over time for our subscription contracts. We determined that we are generally the principal in transactions carried out through our advertising platforms, and therefore report gross revenue based on the amount billed to our customers. Where we are the principal, we concluded that while the control and transfer of digital advertising inventory occurs in a rapid, real-time environment, our proprietary technology enables us to identify, enhance, verify and solely control digital advertising inventory that we then sell to our customers. Our control is further supported by us being primarily responsible to our customers for fulfillment and the fact that we can exercise a level of discretion over pricing.

We offer telematics services including smart fleet management and optimization software. Telematics service revenue is generated primarily through subscription services. We recognize revenue over time for our subscription contracts.

We report taxes collected from customers on behalf of governmental authorities on revenue-producing transactions on a net basis.

Maintenance and Repairs
Maintenance and Repairs
We charge the cost of maintenance and repairs, including the cost of replacing minor items not constituting substantial betterments, principally to Cost of services as these costs are incurred.

Advertising Costs
Advertising Costs
Costs for advertising products and services, as well as other promotional and sponsorship costs, are charged to Selling, general and administrative expense in the periods in which they are incurred.
Earnings Per Common Share
Earnings Per Common Share
Basic earnings per common share are based on the weighted-average number of shares outstanding during the period. Where appropriate, diluted earnings per common share include the dilutive effect of shares issuable under our stock-based compensation plans.

Cash, Cash Equivalents and Restricted Cash
Cash, Cash Equivalents and Restricted Cash
We consider all highly liquid investments with an original maturity of 90 days or less when purchased to be cash equivalents. Cash equivalents are stated at cost, which approximates quoted market value and includes amounts held in money market funds.

Cash collections on the device payment plan agreement receivables collateralizing asset-backed debt securities are required at certain specified times to be placed into segregated accounts. Deposits to the segregated accounts are considered restricted cash and are included in Prepaid expenses and other and Other assets in our consolidated balance sheets.

Investments in Debt and Equity Securities
Investments in Debt and Equity Securities
Investments in equity securities that are not accounted for under equity method accounting or result in consolidation are to be measured at fair value. For investments in equity securities without readily determinable fair values, Verizon elects the measurement alternative permitted under GAAP to measure these investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. For investments in debt securities without quoted prices, Verizon uses an alternative matrix pricing method. Investments in equity securities that do not result in consolidation of the investee are included in Investments in unconsolidated businesses and debt securities are included in Other assets in our consolidated balance sheets.

Allowance for Doubtful Accounts
Allowance for Doubtful Accounts
Accounts receivable are recorded in the consolidated financial statements at cost net of an allowance for credit losses, with the exception of indirect-channel device payment plan loans. We maintain allowances for uncollectible accounts receivable, including our direct-channel device payment plan agreement receivables, for estimated losses resulting from the failure or inability of our customers to make required payments. Indirect-channel device payment loans are considered financial instruments and are initially recorded at fair value net of imputed interest, and credit losses are recorded as incurred. However, loan balances are assessed quarterly for impairment and an allowance is recorded if the loan is considered impaired. Our allowance for uncollectible accounts receivable is based on management’s assessment of the collectability of specific customer accounts and includes consideration of the credit worthiness and financial condition of those customers. We record an allowance to reduce the receivables to the amount that is reasonably believed to be collectible. We also record an allowance for all other receivables based on multiple factors including historical experience with bad debts, the general economic environment and the aging of such receivables. Similar to traditional service revenue, we record direct device payment plan agreement bad debt expense based on an estimate of the percentage of equipment revenue that will not be collected. This estimate is based on a number of factors including historical write-off experience, credit quality of the customer base and other factors such as macroeconomic conditions. We monitor the aging of our accounts with device payment plan agreement receivables and write-off account balances if collection efforts are unsuccessful and future collection is unlikely.

Inventories
Inventories
Inventory consists of wireless and wireline equipment held for sale, which is carried at the lower of cost (determined principally on either an average cost or first-in, first-out basis) or net realizable value.

Plant and Depreciation
Plant and Depreciation
Property, Plant and Equipment
We record property, plant and equipment at cost. Property, plant and equipment are generally depreciated on a straight-line basis.

Leasehold improvements are amortized over the shorter of the estimated life of the improvement or the remaining term of the related lease, calculated from the time the asset was placed in service.

When depreciable assets are retired or otherwise disposed of, the related cost and accumulated depreciation are deducted from the property, plant and equipment accounts and any gains or losses on disposition are recognized in income.

We capitalize and depreciate network software purchased or developed along with related property, plant and equipment assets. We also capitalize interest associated with the acquisition or construction of network-related assets. Capitalized interest is reported as a reduction in interest expense and depreciated as part of the cost of the network-related assets.

In connection with our ongoing review of the estimated useful lives of property, plant and equipment during 2018, we determined that the average useful lives of certain assets would be increased. These changes in estimates were applied prospectively and resulted in a decrease to depreciation expense of $0.3 billion for the year ended 2018. In addition, during 2016 we determined that the average useful lives of certain leasehold improvements would be increased from 5 to 7 years. This change resulted in decreases to depreciation expense of $0.1 billion, $0.1 billion and $0.2 billion in 2018, 2017 and 2016, respectively. We determined that changes were also necessary to the remaining estimated useful lives of certain assets as a result of technology changes, enhancements and planned retirements. These changes resulted in increases in depreciation expense of $0.5 billion, $0.3 billion and $0.3 billion in 2018, 2017 and 2016, respectively. While the timing and extent of current deployment plans are subject to ongoing analysis and modification, we believe that the current estimates of useful lives are reasonable.

Computer Software Costs
Computer Software Costs
We capitalize the cost of internal-use network and non-network software that has a useful life in excess of one year. Subsequent additions, modifications or upgrades to internal-use network and non-network software are capitalized only to the extent that they allow the software to perform a task it previously did not perform. Planning, software maintenance and training costs are expensed in the period in which they are incurred. Also, we capitalize interest associated with the development of internal-use network and non-network software. Capitalized non-network internal-use software costs are amortized using the straight-line method over a period of 3 to 7 years and are included in Other intangible assets, net in our consolidated balance sheets. For a discussion of our impairment policy for capitalized software costs, see "Goodwill and Other Intangible Assets" below.
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets
Goodwill
Goodwill is the excess of the acquisition cost of businesses over the fair value of the identifiable net assets acquired. Impairment testing for goodwill is performed annually in the fourth quarter or more frequently if impairment indicators are present.

To determine if goodwill is potentially impaired, we have the option to perform a qualitative assessment. However, we may elect to bypass the qualitative assessment and perform an impairment test even if no indications of a potential impairment exist. The quantitative impairment test for goodwill is performed at the reporting unit level and compares the fair value of the reporting unit (calculated using a combination of a market approach and a discounted cash flow method) to its carrying value. Estimated fair values of reporting units are Level 3 measures in the fair value hierarchy, see Fair Value Measurements discussion below for additional information.

Under the qualitative assessment, we consider several qualitative factors, including the business enterprise value of the reporting unit from the last quantitative test and the excess of fair value over carrying value from this test, macroeconomic conditions (including changes in interest rates and discount rates), industry and market considerations (including industry revenue and Earnings before interest, taxes, depreciation and amortization (EBITDA) margin projections), the recent and projected financial performance of the reporting unit, as well as other factors.

The market approach includes the use of comparative multiples of guideline companies to corroborate discounted cash flow results. The discounted cash flow method is based on the present value of two components, a projected cash flows and a terminal value. The terminal value represents the expected normalized future cash flows of the reporting unit beyond the cash flows from the discrete projection period. The fair value of the reporting unit is calculated based on the sum of the present value of the cash flows from the discrete period and the present value of the terminal value. The discount rate represents our estimate of the weighted-average cost of capital, or expected return, that a marketplace participant would have required as of the valuation date. If the carrying value exceeds the fair value, an impairment charge is booked for the excess carrying value over fair value, limited to the total amount of goodwill of that reporting unit. During the fourth quarter of 2018, the Company updated its five-year strategic planning review for each of its reporting units. Those plans considered current economic conditions and trends, estimated future operating results, the Company’s view of growth-rates and-anticipated future economic and regulatory conditions.

See Note 4 for additional information regarding our goodwill impairment testing.

Intangible Assets Not Subject to Amortization
A significant portion of our intangible assets are wireless licenses that provide our wireless operations with the exclusive right to utilize designated radio frequency spectrum to provide wireless communication services. While licenses are issued for only a fixed time, generally ten years, such licenses are subject to renewal by the Federal Communications Commission (FCC). License renewals have occurred routinely and at nominal cost. Moreover, we have determined that there are currently no legal, regulatory, contractual, competitive, economic or other factors that limit the useful life of our wireless licenses. As a result, we treat the wireless licenses as an indefinite-lived intangible asset. We re-evaluate the useful life determination for wireless licenses each year to determine whether events and circumstances continue to support an indefinite useful life. We aggregate our wireless licenses into one single unit of accounting, as we utilize our wireless licenses on an integrated basis as part of our nationwide wireless network.

We test our wireless licenses for potential impairment annually or more frequently if impairment indicators are present. We have the option to first perform a qualitative assessment to determine whether it is necessary to perform a quantitative impairment test. However, we may elect to bypass the qualitative assessment in any period and proceed directly to performing the quantitative impairment test. Our quantitative assessment consists of comparing the estimated fair value of our aggregate wireless licenses to the aggregated carrying amount as of the test date. Using a quantitative assessment, we estimate the fair value of our aggregate wireless licenses using the Greenfield approach. The Greenfield approach is an income based valuation approach that values the wireless licenses by calculating the cash flow generating potential of a hypothetical start-up company that goes into business with no assets except the wireless licenses to be valued. A discounted cash flow analysis is used to estimate what a marketplace participant would be willing to pay to purchase the aggregated wireless licenses as of the valuation date. If the estimated fair value of the aggregated wireless licenses is less than the aggregated carrying amount of the wireless licenses, then an impairment charge is recognized. As part of our qualitative assessment, we consider several qualitative factors including the business enterprise value of our historical Wireless segment, macroeconomic conditions (including changes in interest rates and discount rates), industry and market considerations (including industry revenue and EBITDA), margin projections, the recent and projected financial performance of our historical Wireless segment, as well as other factors. See Note 4 for additional information regarding our impairment tests.

Interest expense incurred while qualifying activities are performed to ready wireless licenses for their intended use is capitalized as part of wireless licenses. The capitalization period ends when the development is discontinued or substantially completed and the license is ready for its intended use.

Intangible Assets Subject to Amortization and Long-Lived Assets
Our intangible assets that do not have indefinite lives (primarily customer lists and non-network internal-use software) are amortized over their estimated useful lives. All of our intangible assets subject to amortization, and long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. If any indications of impairment are present, we would test for recoverability by comparing the carrying amount of the asset group to the net undiscounted cash flows expected to be generated from the asset group. If those net undiscounted cash flows do not exceed the carrying amount, we would perform the next step, which is to determine the fair value of the asset and record an impairment, if any. We re-evaluate the useful life determinations for these intangible assets each year to determine whether events and circumstances warrant a revision to their remaining useful lives.

Fair Value Measurements

Fair Value Measurements
Fair value of financial and non-financial assets and liabilities is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The three-tier hierarchy for inputs used in measuring fair value, which prioritizes the inputs used in the methodologies of measuring fair value for assets and liabilities, is as follows:

Level 1—Quoted prices in active markets for identical assets or liabilities
Level 2—Observable inputs other than quoted prices in active markets for identical assets and liabilities
Level 3—No observable pricing inputs in the market

Financial assets and financial liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurements. Our assessment of the significance of a particular input to the fair value measurements requires judgment and may affect the valuation of the assets and liabilities being measured and their categorization within the fair value hierarchy
Income Taxes
Income Taxes
Our effective tax rate is based on pre-tax income, statutory tax rates, tax laws and regulations and tax planning strategies available to us in the various jurisdictions in which we operate.

Deferred income taxes are provided for temporary differences in the basis between financial statement and income tax assets and liabilities. Deferred income taxes are recalculated annually at tax rates in effect for the years in which those tax assets and liabilities are expected to be realized or settled. We record valuation allowances to reduce our deferred tax assets to the amount that is more likely than not to be realized.

We use a two-step approach for recognizing and measuring tax benefits taken or expected to be taken in a tax return. The first step is recognition: we determine whether it is more likely than not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, we presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. The second step is measurement: a tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in one or more of the following: an increase in a liability for income taxes payable, a reduction of an income tax refund receivable, a reduction in a deferred tax asset or an increase in a deferred tax liability.

Significant management judgment is required in evaluating our tax positions and in determining our effective tax rate.

Stock-Based Compensation	Stock-Based Compensation We measure and recognize compensation expense for all stock-based compensation awards made to employees and directors based on estimated fair values.
Foreign Currency Translation
Foreign Currency Translation
The functional currency of our foreign operations is generally the local currency. For these foreign entities, we translate income statement amounts at average exchange rates for the period, and we translate assets and liabilities at end-of-period exchange rates. We record these translation adjustments in Accumulated other comprehensive income, a separate component of Equity, in our consolidated balance sheets. We report exchange gains and losses on intercompany foreign currency transactions of a long-term nature in Accumulated other comprehensive income. Other exchange gains and losses are reported in income.

Employee Benefit Plans
Employee Benefit Plans
Pension and postretirement health care and life insurance benefits earned during the year, as well as interest on projected benefit obligations, are accrued currently. Prior service costs and credits resulting from changes in plan benefits are generally amortized over the average remaining service period of the employees expected to receive benefits. Expected return on plan assets is determined by applying the return on assets assumption to the actual fair value of plan assets. Actuarial gains and losses are recognized in operating results in the year in which they occur. These gains and losses are measured annually as of December 31 or upon a remeasurement event. Verizon management employees no longer earn pension benefits or earn service towards the Company retiree medical subsidy. See Note 11 for additional information.

We recognize a pension or a postretirement plan’s funded status as either an asset or liability on the consolidated balance sheets. Also, we measure any unrecognized prior service costs and credits that arise during the period as a component of Accumulated other comprehensive income, net of applicable income tax.

Derivative Instruments
Derivative Instruments
We enter into derivative transactions primarily to manage our exposure to fluctuations in foreign currency exchange rates and interest rates. We employ risk management strategies, which may include the use of a variety of derivatives including cross currency swaps, forward starting interest rate swaps, interest rate swaps, interest rate caps and foreign exchange forwards. We do not hold derivatives for trading purposes. See Note 9 for additional information.

We measure all derivatives at fair value and recognize them as either assets or liabilities in our consolidated balance sheets. Our derivative instruments are valued primarily using models based on readily observable market parameters for all substantial terms of our derivative contracts and thus are classified as Level 2. Changes in the fair values of derivative instruments not qualifying for hedge accounting are recognized in earnings in the current period. For fair value hedges, the change in the fair value of the derivative instruments is recognized in earnings, along with the change in the fair value of the hedged item. For cash flow hedges, the change in the fair value of the derivative instruments, along with the change in the fair value of the hedged item, are reported in Other comprehensive income (loss) and recognized in earnings when the hedged item is recognized in earnings. For net investment hedges of certain of our foreign operations, the change in the fair value of the derivative instruments is reported in Other comprehensive income (loss) as part of the cumulative translation adjustment and partially offset the impact of foreign currency changes on the value of our net investment.

Variable Interest Entities
Variable Interest Entities
VIEs are entities that lack sufficient equity to permit the entity to finance its activities without additional subordinated financial support from other parties, have equity investors that do not have the ability to make significant decisions relating to the entity’s operations through voting rights, do not have the obligation to absorb the expected losses, or do not have the right to receive the residual returns of the entity. We consolidate the assets and liabilities of VIEs when we are deemed to be the primary beneficiary. The primary beneficiary is the party that has the power to make the decisions that most significantly affect the economic performance of the VIE and has the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE.

Recently Adopted Accounting Standards and Recently Issued Accounting Standards
Recently Issued Accounting Standards
The following ASUs have been recently issued by the FASB.

Description	Date of Adoption	Effect on Financial Statements
ASU 2016-02, Leases (Topic 842)

In February 2016, the FASB issued this standard update to increase transparency and improve comparability by requiring entities to recognize assets and liabilities on the balance sheet for all leases, with certain exceptions. In addition, through improved disclosure requirements, the standard update will enable users of financial statements to further understand the amount, timing, and uncertainty of cash flows arising from leases. This standard update allows for a modified retrospective application and is effective as of the first quarter of 2019; however, early adoption is permitted. Entities are allowed to apply the modified retrospective approach: (1) retrospectively to each prior reporting period presented in the financial statements with the cumulative-effect adjustment recognized at the beginning of the earliest comparative period presented; or (2) retrospectively at the beginning of the period of adoption (January 1, 2019) through a cumulative-effect adjustment. The effective date of this standard is January 1, 2019, at which time Verizon will adopt the standard using the modified retrospective approach with a cumulative-effect adjustment to opening retained earnings recorded at the beginning of the period of adoption. Therefore, upon adoption, Verizon will recognize and measure leases without revising comparative period information or disclosure. The modified retrospective approach includes a number of optional practical expedients that entities may elect to apply.

1/1/2019
We have established a cross-functional coordinated team to implement the standard update. We have completed our assessment of the transition practical expedients offered by the standard. These practical expedients lessen the transitional burden of implementing the standard update by not requiring a reassessment of certain conclusions reached under existing lease accounting guidance. Accordingly, we will apply these practical expedients and will not reassess: (1) whether an expired or existing contract is a lease or contains an embedded lease; (2) lease classification of an expired or existing lease; (3) initial direct costs for an existing lease; and (4) whether an existing or expired land easement is or contains a lease if it has not historically been accounted for as a lease. We have identified and implemented a new system solution to meet the requirements of the new standard and have identified and implemented processes and internal controls to meet the standards reporting and disclosure requirements.

Upon adoption of this standard, there will be a significant impact in our consolidated balance sheet as we expect to recognize a right-of-use asset and liability related to substantially all operating lease arrangements, which we currently estimate will range between $21.0 billion and $23.0 billion. Verizon’s current operating lease portfolio included in this range is primarily comprised of network equipment including towers, distributed antenna systems, and small cells, real estate, connectivity mediums including dark fiber, and equipment leases. In addition, pre-tax deferred gains of approximately $0.6 billion arising from prior period sales-leaseback transactions, which would have been recognized to income over an average period of nine years, will be adjusted through opening retained earnings on January 1, 2019. Lastly, we expect a lower amount of lease costs to qualify as initial direct costs under the new standard which will result in an immediate recognition of expense instead of recognition of expense over time.

Description	Date of Adoption	Effect on Financial Statements
ASU 2016-13, Financial Instruments - Credit Losses (Topic 326)

In June 2016, the FASB issued this standard update which requires certain financial assets be measured at amortized cost net of an allowance for estimated credit losses such that the net receivable represents the present value of expected cash collection. In addition, this standard update requires that certain financial assets be measured at amortized cost reflecting an allowance for estimated credit losses expected to occur over the life of the assets. The estimate of credit losses must be based on all relevant information including historical information, current conditions and reasonable and supportable forecasts that affect the collectability of the amounts. An entity will apply the update through a cumulative effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. A prospective transition approach is required for debt securities for which an other-than-temporary impairment has been recognized before the effective date. Early adoption of this standard is permitted.

1/1/2020
We are currently evaluating the impacts that this standard update will have on our various financial assets which we expect to include, but is not limited to, our device payment plan agreement receivables and service receivables.  We have established a cross-functional coordinated team to address the potential impacts to our systems, processes and internal controls in order to meet the standard update's accounting and reporting requirements.

Recently Adopted Accounting Standards
The following ASUs were issued by Financial Accounting Standards Board (FASB), and have been recently adopted by Verizon.

Description	Date of Adoption	Effect on Financial Statements
ASU 2014-09, Revenue from Contracts with Customers (Topic 606)

This standard update, along with related subsequently issued updates, clarifies the principles for recognizing revenue and develops a common revenue standard for U.S. GAAP. The standard update amends current guidance for the recognition of costs to obtain and fulfill contracts with customers such that incremental costs of obtaining and direct costs of fulfilling contracts with customers will be deferred and amortized consistent with the transfer of the related good or service. The standard update intends to provide a more robust framework for addressing revenue issues; improve comparability of revenue recognition practices across entities, industries, jurisdictions, and capital markets; and provide more useful information to users of financial statements through improved disclosure requirements.
1/1/2018
We recorded the pre-tax cumulative effect of $3.9 billion ($2.9 billion net of tax) as an adjustment to the January 1, 2018 opening balance of Retained earnings. We adopted this standard using the modified retrospective method. The cumulative after-tax effect of the changes made to our consolidated balance sheet for the adoption of this standard are reflected in the table below.

See Note 2 for additional information related to revenues and contract costs, including qualitative and quantitative disclosures required under Topic 606, as well as a reconciliation of the adjustments from the adoption of Topic 606 relative to Topic 605 on certain impacted financial statement line items.

ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10)

The amendments in this update make targeted improvements to GAAP by requiring most equity securities to be measured at fair value with changes in fair value recognized in net income. For investments in equity securities without readily determinable fair values, the cost method is eliminated. A practicability exception is available for investments in equity securities that do not have readily determinable fair values. These investments may be measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer.

This update simplifies the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment. When a qualitative assessment indicates impairment exists, an entity is required to measure the investment at fair value

1/1/2018
We adopted this standard update on a prospective basis resulting in an insignificant adjustment to our opening retained earnings. The amendments related to equity securities without readily determinable fair values are applied prospectively to equity investments that exist as of the date of adoption.

ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments

This standard update addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice for these issues. This standard update requires, among other things, that cash receipts from payments on a transferor’s beneficial interests in securitized trade receivables be classified as cash inflows from investing activities.

The amendment relating to beneficial interests in securitization transactions impacted our presentation of collections of certain deferred purchase price from sales of wireless device payment plan agreement receivables in our consolidated statements of cash flows.
1/1/2018
We retrospectively reclassified approximately $0.6 billion of deferred purchase price collections from Cash flows from operating activities to Cash flows from investing activities in our consolidated statement of cash flows for the year ended December 31, 2017 and $1.1 billion for the year ended December 31, 2016. There were no other significant impacts as a result of adopting this standard.

Description	Date of Adoption	Effect on Financial Statements
ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash
The amendments in this update require that cash and cash equivalent balances in a statement of cash flows include those amounts deemed to be restricted cash and restricted cash equivalents.	1/1/2018
 We have provided a reconciliation from Cash and cash equivalents as presented in our consolidated balance sheets to Cash, cash equivalents and restricted cash as reported in our consolidated statements of cash flows. We adopted the amendments in this accounting standard update on a retrospective basis. The adoption of this standard update for the year ended December 31, 2017 resulted in an increase in cash flow used in financing activities of $0.6 billion, a decrease in cash flow provided by operating activities of $0.1 billion and an insignificant increase in cash flow used in investing activities. There was an insignificant impact to our consolidated statements of cash flows for the year ended December 31, 2016.

See "Cash, Cash Equivalents and Restricted Cash" for additional information, as well as a discussion of the nature of our restricted cash balances.

ASU 2017-07, Compensation - Retirement Benefits (Topic 715)

The amendments in this update require an employer to report the service cost component arising from employer sponsored pension and other postretirement plans in the same line item or items as other compensation costs arising from services rendered by the pertinent employees during the period. The other components of net benefit cost, including the recognition of prior service credits, will be presented in the consolidated statements of income separately from the service cost component and outside the subtotal of income from operations. The amendments in this update also allow only the service cost component of pension and other postretirement benefit costs to be eligible for capitalization when applicable. Verizon previously recorded service cost and other components of net periodic benefit cost in operating expenses in the consolidated statements of income. The amendments in this update allow a practical expedient that permits an employer to use the amounts disclosed in its employee benefits footnote for the prior comparative periods as the estimation basis for applying the retrospective presentation.
1/1/2018
As required by the amendments in this update, the presentation of the service cost component and other components of net periodic benefit cost in the consolidated statements of income were applied retrospectively, and the updates for the capitalization of the service cost component of net periodic benefit cost in assets were applied prospectively on and after the effective date. Verizon reclassified the other components of net periodic benefit costs from Cost of services and Selling, general and administrative expense to Other income (expense), net, which is part of non-operating expenses. The retrospective adoption of this standard update had an insignificant impact to consolidated operating income for the year ended December 31, 2017 and an increase to consolidated operating income of approximately $2.2 billion for the year ended December 31, 2016. These impacts to consolidated operating income were fully offset by an insignificant decrease and a $2.2 billion decrease to Other income (expense), net for the years ended December 31, 2017 and 2016, respectively. There was no impact to consolidated Net income for the years ended December 31, 2017 or 2016.

Verizon utilized the practical expedient to estimate the impact on the prior comparative period information presented in the consolidated statements of income.

ASU 2018-02, Income Statement-Reporting Comprehensive Income (Topic 220)

The amendments in this update allow a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from TCJA. The stranded tax effects result from the change in the federal tax rate for deferred taxes recorded to Accumulated other comprehensive income. This standard update is effective as of the first quarter of 2019; however, early adoption is permitted. Verizon has elected to early adopt this update effective January 1, 2018 and record the effects of adoption at the beginning of the period of adoption.
1/1/2018
The adoption of this standard update resulted in a charge to Retained earnings of $0.7 billion which consists primarily of stranded tax effects related to deferred taxes for pensions and postretirement benefits. It is Verizon’s policy to release income tax effects from accumulated other comprehensive income at the same time that the related unit of account affects net income. The cumulative after-tax effect of the changes made to our consolidated balance sheet for the adoption of this standard are reflected in the table below.